WARRANTS	12 Months Ended
Jun. 30, 2024
WARRANTS

20. WARRANTS

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2022	21,677,379	0.65	1.00
Expired	(11,580,000)	0.40	-
June 30, 2023	10,097,379	$0.98	0.58
Expired	(10,097,379)	0.65	-
June 30, 2024	-	$-	-

During the year ended June 30, 2024:

•	10,097,379 common share purchase warrants expired, unexercised.

During the year ended June 30, 2023:

•	11,580,000 common share purchase warrants expired, unexercised.

During the year ended June 30, 2022:

•	The Company issued 6,718,000 common share purchase warrants in connection with a non-brokered convertible debenture offering;
•	The Company issued 3,379,379 common share purchase warrants in connection with a non-brokered private placement;
•	700,000 common share purchase warrants were exercised (Note 19);
•	3,309,500 common share purchase warrants expired, unexercised; and
•	No common share purchase warrants were forfeited or cancelled.

The fair value of these issued warrants of was determined using the Black-Scholes Option Pricing Model with the following range of assumptions:

Stock price	$0.19-0.35
Risk-free interest rate	0.26-0.32%
Expected life	1-3 years
Estimated volatility in the market price of the common shares	87-89%
Dividend yield	nil

During the year ended June 30, 2024, the Company expensed $nil (June 30, 2023 – $nil; June 30, 2022 – $1,920), in the fair value of warrants as a result of the issuances which have been recorded as share based compensation.